Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 471,614	$ 72,278	¥ 906,458	¥ 714,141
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	342,542	52,497	784,442
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 129,072	$ 19,781	¥ 122,016